Subsequent Events (Details) - USD ($)		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Stock options granted		4,989,875
Exercise of stock options (in shares)		397,376
SAFE notes with valuation cap at $300 million
Subsequent Events
Debt valuation cap		$ 300,000,000	$ 300,000,000
SAFE notes with valuation cap at $500 million
Subsequent Events
Debt valuation cap		$ 500,000,000	$ 500,000,000
Subsequent Event
Subsequent Events
Exercise of stock options (in shares)	221,977
Subsequent Event | Stock options
Subsequent Events
Stock options granted	58,020
Subsequent Event | SAFE notes
Subsequent Events
Aggregate amount	$ 10,232,000
Subsequent Event | SAFE notes with valuation cap at $300 million
Subsequent Events
Aggregate amount	1,864,800
Debt valuation cap	300,000,000
Subsequent Event | SAFE notes with valuation cap at $500 million
Subsequent Events
Aggregate amount	8,367,200
Debt valuation cap	$ 500,000,000